Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 Litigation Defendants	Nov. 08, 2013 Litigation	Apr. 05, 2013 Litigation	Dec. 31, 2013 Defendants	Dec. 31, 2013 Direct Purchasers [Member] Litigation	Dec. 31, 2013 Indirect Purchasers [Member] Litigation	Dec. 31, 2013 Actonel Litigation [Member] Plaintiff Defendants Claim	Dec. 31, 2013 Actonel Litigation [Member] ACTONEL [Member] Claim	Feb. 03, 2009 Androgel Antitrust Litigation [Member] Cases	Dec. 31, 2013 Cipro Litigation [Member] Cases	Apr. 05, 2013 Loestrin 24 Fe [Member] Cases	Dec. 31, 2013 Sanofi Agreement to Indemnify Warner Chilcott [Member] ACTONEL [Member] Canada [Member]	Dec. 31, 2013 Sanofi Agreement to Indemnify Warner Chilcott [Member] ACTONEL [Member] United States and Puerto Rico [Member]	Dec. 31, 2013 ONJ-Related [Member] Cases	Dec. 31, 2013 ONJ-Related [Member] United States and Puerto Rico [Member] Claim	Dec. 31, 2013 ONJ-Related [Member] P&G Products [Member] Claim	Dec. 31, 2013 ONJ-Related [Member] Actonel Litigation [Member] Claim	Dec. 31, 2013 P&G Agreement to Indemnify Warner Chilcott [Member] P&G Products [Member]	Dec. 31, 2013 Medical West Ballas Pharmacy [Member]	Nov. 13, 2013 Warner Chilcott [Member] Direct Purchasers [Member]	Dec. 31, 2013 AFF-Related [Member] Actonel Litigation [Member] Claim	Dec. 31, 2013 ONJ and AFF-Related [Member] Actonel Litigation [Member] Claim
Loss Contingencies [Line Items]
Accrued loss contingencies	$ 260,000,000			$ 260,000,000
Number of putative class actions filed	2	1	2		3	1
Approximately number of cases pending								669	3	42	2						137				514	4
Approximately number of cases pending	4			4			382							74	90	88
Name of defendants to Warner Chilcott and Mayne				HEB Grocery, Safeway, Inc., Supervalu, Inc. and Walgreen Co.
Agreement in principle to settle claims, amount																				15,000,000
Compensatory damages and civil penalties				1,200,000,000	650,000,000
Minimum statutory damages per violation																			$ 500
Number of defendant cases							275
Number of Plaintiffs							665
Product liability contingency loss, percentage												50.00%	50.00%					50.00%